UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Venesprie Capital, LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178

13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Quincy Fennebresque
Title:    Managing Member
Phone:    (212) 984-2537

Signature, Place and Date of Signing:


/s/ Quincy Fennebresque            New York, NY             August 6, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:  $140,560
                                         (thousands)

List of Other Included Managers:

1.   028-13291      Venesprie Capital Partners QP, LP

                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2009
COLUMN 1                        COLUMN  2     COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                           VALUE     SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (x1000)   PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE    SHARED   NONE
--------------               --------------    -----       -------   ------- --- ----   ----------   -----  ----    ------   ----
AIRVANA INC                  COM              00950V101   5,007      790,937 SH         DEFINED      (1)            790,937
AIRVANA INC                  COM              00950V101   2,111      333,617 SH         SOLE         NONE   333,617
AMERICAN GREETINGS CORP      CL A             026375105   5,003      428,300 SH  PUT    DEFINED      (1)            428,300
AMERICAN GREETINGS CORP      CL A             026375105   1,673      143,200 SH  PUT    SOLE         NONE   143,200
AMERICAN TOWER CORP          CL A             029912201   2,103       66,687 SH         DEFINED      (1)             66,687
AMERICAN TOWER CORP          CL A             029912201     887       28,139 SH         SOLE         NONE    28,139
APPLE INC                    COM              037833100   1,460       10,248 SH         DEFINED      (1)             10,248
APPLE INC                    COM              037833100     615        4,322 SH         SOLE         NONE     4,322
CB RICHARD ELLIS GROUP INC   CL A             12497T101   1,980      211,504 SH         DEFINED      (1)            211,504
CB RICHARD ELLIS GROUP INC   CL A             12497T101     835       89,221 SH         SOLE         NONE    89,221
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   2,201      113,370 SH         DEFINED      (1)            113,370
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109     928       47,834 SH         SOLE         NONE    47,834
COCA COLA CO                 COM              191216100   1,663       34,663 SH         DEFINED      (1)             34,663
COCA COLA CO                 COM              191216100     703       14,629 SH         SOLE         NONE    14,629
COMCAST CORP NEW             CL A SPL         20030N200   2,875      203,927 SH         DEFINED      (1)            203,927
COMCAST CORP NEW             CL A SPL         20030N200   1,213       86,036 SH         SOLE         NONE    86,036
CON-WAY INC                  COM              205944101   2,053       58,139 SH         DEFINED      (1)             58,139
CON-WAY INC                  COM              205944101     866       24,538 SH         SOLE         NONE    24,538
CROCS INC                    COM              227046109   3,360      988,349 SH         DEFINED      (1)            988,349
CROCS INC                    COM              227046109   1,418      416,957 SH         SOLE         NONE   416,957
CROCS INC                    COM              227046109   2,027      596,200 SH  CALL   DEFINED      (1)            596,200
CROCS INC                    COM              227046109     853      251,000 SH  CALL   SOLE         NONE   251,000
CTRIP COM INTL LTD           ADR              22943F100   1,972       42,582 SH         DEFINED      (1)             42,582
CTRIP COM INTL LTD           ADR              22943F100     831       17,958 SH         SOLE         NONE    17,958
DECKERS OUTDOOR CORP         COM              243537107   4,063       57,813 SH         DEFINED      (1)             57,813
DECKERS OUTDOOR CORP         COM              243537107   1,713       24,379 SH         SOLE         NONE    24,379
FORTUNE BRANDS INC           COM              349631101  15,293      440,200 SH  PUT    DEFINED      (1)            440,200
FORTUNE BRANDS INC           COM              349631101   6,434      185,200 SH  PUT    SOLE         NONE   185,200
GANNETT INC                  COM              364730101   1,571      440,100 SH  PUT    DEFINED      (1)            440,100
GANNETT INC                  COM              364730101     660      184,900 SH  PUT    SOLE         NONE   184,900
GANNETT INC                  COM              364730101   1,982      555,100 SH  CALL   DEFINED      (1)            555,100
GANNETT INC                  COM              364730101     835      233,900 SH  CALL   SOLE         NONE   233,900
GENERAL ELECTRIC CO          COM              369604103   5,736      489,400 SH  PUT    DEFINED      (1)            489,400
GENERAL ELECTRIC CO          COM              369604103   2,414      206,000 SH  PUT    SOLE         NONE   206,000
GOOGLE INC                   CL A             38259P508   3,399        8,062 SH         DEFINED      (1)              8,062
GOOGLE INC                   CL A             38259P508   1,431        3,394 SH         SOLE         NONE     3,394
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   2,837       41,845 SH         DEFINED      (1)             41,845
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   1,197       17,659 SH         SOLE         NONE    17,659
LORILLARD INC                COM              544147101   2,684       39,611 SH         DEFINED      (1)             39,611
LORILLARD INC                COM              544147101   1,133       16,707 SH         SOLE         NONE    16,707
MACERICH CO                  COM              554382101   1,412       80,200 SH  PUT    DEFINED      (1)             80,200
MACERICH CO                  COM              554382101     588       33,400 SH  PUT    SOLE         NONE    33,400
MASTERCARD INC               CL A             57636Q104   1,384        8,273 SH         DEFINED      (1)              8,273
MASTERCARD INC               CL A             57636Q104     585        3,498 SH         SOLE         NONE     3,498
MCDONALDS CORP               COM              580135101   2,143       37,274 SH         DEFINED      (1)             37,274
MCDONALDS CORP               COM              580135101     904       15,721 SH         SOLE         NONE    15,721
PHILIP MORRIS INTL INC       COM              718172109   3,321       76,139 SH         DEFINED      (1)             76,139
PHILIP MORRIS INTL INC       COM              718172109   1,401       32,116 SH         SOLE         NONE    32,116
PRICELINE COM INC            COM NEW          741503403   3,105       27,834 SH         DEFINED      (1)             27,834
PRICELINE COM INC            COM NEW          741503403   1,309       11,738 SH         SOLE         NONE    11,738
QUALCOMM INC                 COM              747525103   1,731       38,295 SH         DEFINED      (1)             38,295
QUALCOMM INC                 COM              747525103     730       16,152 SH         SOLE         NONE    16,152
TERADATA CORP DEL            COM              88076W103   4,732      201,959 SH         DEFINED      (1)            201,959
TERADATA CORP DEL            COM              88076W103   1,996       85,201 SH         SOLE         NONE    85,201
TIME WARNER CABLE INC        COM              88732J207   4,040      127,559 SH         DEFINED      (1)            127,559
TIME WARNER CABLE INC        COM              88732J207   1,704       53,821 SH         SOLE         NONE    53,821
TRANSDIGM GROUP INC          COM              893641100   1,750       48,331 SH         DEFINED      (1)             48,331
TRANSDIGM GROUP INC          COM              893641100     738       20,400 SH         SOLE         NONE    20,400
VISA INC                     COM CL A         92826C839   2,797       44,918 SH         DEFINED      (1)             44,918
VISA INC                     COM CL A         92826C839   1,179       18,949 SH         SOLE         NONE    18,949
WHOLE FOODS MKT INC          COM              966837106   3,515      185,200 SH  PUT    DEFINED      (1)            185,200
WHOLE FOODS MKT INC          COM              966837106   1,477       77,800 SH  PUT    SOLE         NONE    77,800

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